Revenue From Contract With Customers (Details) - Schedule of Revenue from External Customers - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment revenue [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	$ 2,355,580	$ 583,646
Segment revenue [Member] | AUSTRALIA | Travelan [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	1,853,048	260,205
Segment revenue [Member] | AUSTRALIA | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	20,612	26,830
Segment revenue [Member] | UNITED STATES | Travelan [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	481,920	295,410
Segment revenue [Member] | CANADA | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers		1,201
Segment revenue [Member] | Other Countries [Member] | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers
Revenue from external customers [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	2,355,580	583,646
Revenue from external customers [Member] | AUSTRALIA | Travelan [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	1,853,048	260,205
Revenue from external customers [Member] | AUSTRALIA | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	20,612	26,830
Revenue from external customers [Member] | UNITED STATES | Travelan [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers	481,920	295,410
Revenue from external customers [Member] | CANADA | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers		1,201
Revenue from external customers [Member] | Other Countries [Member] | Protectyn [Member]
Schedule of Revenue from External Customers [Line Items]
Revenue from external customers